Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract assets	$ 30,472	$ 4,135
Contract liabilities	22,848	1,944
Long-term contract liabilities (included in other long-term obligations)	1,836	19,027
Contract liabilities	24,684	20,971
Performance Obligation
Revenue derecognized	$ (937)	$ (8,377)